     As filed with the Securities and Exchange Commission on August 30, 2002
                                                              File No. 333-94617
                                                                     811-3072-03
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 9
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

      x  immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
         on __________, pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on __________, 2002 pursuant to paragraph (a) (1) of Rule 485
     ---
         this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 333-94617), as filed on April 10, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated July 9, 2002, is included in Part I of this Post-Effective Amendment.

                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3862
333-94617

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                           AMERICAN GLOBAL  AMERICAN GLOBAL
                             GROWTH FUND    SMALL CAP FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....       119,189           64,524
                             ==========        =========
    Cost.................    $1,739,286        $ 811,646
                             ==========        =========
    Market Value.........     1,454,110          711,060
  Due from Hartford Life
   Insurance Company.....           596          --
  Receivable from fund
   shares sold...........       --                   134
  Other assets...........       --               --
                             ----------        ---------
  Total Assets...........     1,454,706          711,194
                             ----------        ---------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                   134
  Payable for fund shares
   purchased.............           596          --
  Other liabilities......             3                2
                             ----------        ---------
  Total Liabilities......           599              136
                             ----------        ---------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,454,107        $ 711,058
                             ==========        =========
  Units Owned by
   Participants..........     1,902,509          845,404
  Unit Values............    $ 0.764310        $0.841086

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AMERICAN GROWTH AND  AMERICAN GROWTH  FIDELITY VIP EQUITY  FIDELITY VIP ASSET     FIDELITY VIP
                               INCOME FUND           FUND         INCOME PORTFOLIO    MANAGER PORTFOLIO   OVERSEAS PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------  ---------------  -------------------  ------------------  ------------------
ASSETS
  Investments
    Number of Shares.....         200,572            122,927             808,445             205,909             298,306
                               ==========         ==========         ===========          ==========          ==========
    Cost.................      $6,534,133         $5,665,317         $17,801,427          $3,364,575          $5,882,392
                               ==========         ==========         ===========          ==========          ==========
    Market Value.........       5,824,618          4,480,699          16,589,300           2,635,636           4,006,251
  Due from Hartford Life
   Insurance Company.....           5,343             88,216           --                   --                  --
  Receivable from fund
   shares sold...........        --                  --                  148,131               3,268               2,246
  Other assets...........        --                       23           --                   --                       797
                               ----------         ----------         -----------          ----------          ----------
  Total Assets...........       5,829,961          4,568,938          16,737,431           2,638,904           4,009,294
                               ----------         ----------         -----------          ----------          ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --                  --                  146,331               3,269               2,335
  Payable for fund shares
   purchased.............           5,343             88,216           --                   --                  --
  Other liabilities......               3            --                       64                   8            --
                               ----------         ----------         -----------          ----------          ----------
  Total Liabilities......           5,346             88,216             146,395               3,277               2,335
                               ----------         ----------         -----------          ----------          ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $5,824,615         $4,480,722         $16,591,036          $2,635,627          $4,006,959
                               ==========         ==========         ===========          ==========          ==========
  Units Owned by
   Participants..........       6,314,986          6,840,660           8,235,489           1,604,458           2,954,658
  Unit Values............      $ 0.922348         $ 0.655013         $  2.014578          $ 1.642690          $ 1.356150

                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
ASSETS
  Investments
    Number of Shares.....      15,588,352       18,049,519
                              ===========      ===========
    Cost.................     $37,105,353      $19,400,670
                              ===========      ===========
    Market Value.........      32,270,040       20,090,504
  Due from Hartford Life
   Insurance Company.....        --                --
  Receivable from fund
   shares sold...........          23,286           14,448
  Other assets...........              93          --
                              -----------      -----------
  Total Assets...........      32,293,419       20,104,952
                              -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          23,286           14,448
  Payable for fund shares
   purchased.............        --                --
  Other liabilities......        --                     40
                              -----------      -----------
  Total Liabilities......          23,286           14,488
                              -----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $32,270,133      $20,090,464
                              ===========      ===========
  Units Owned by
   Participants..........      14,104,073       11,063,981
  Unit Values............     $  2.288001      $  1.815844

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                             HARTFORD CAPITAL     HARTFORD DIVIDEND AND
                           APPRECIATION HLS FUND     GROWTH HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------------  ---------------------
ASSETS
  Investments
    Number of Shares.....        21,537,794             14,205,103
                                ===========            ===========
    Cost.................       $92,345,719            $26,523,823
                                ===========            ===========
    Market Value.........        72,692,186             24,332,958
  Due from Hartford Life
   Insurance Company.....         --                     --
  Receivable from fund
   shares sold...........           120,465                  5,553
  Other assets...........         --                     --
                                -----------            -----------
  Total Assets...........        72,812,651             24,338,511
                                -----------            -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           120,465                  5,553
  Payable for fund shares
   purchased.............         --                     --
  Other liabilities......               136                     48
                                -----------            -----------
  Total Liabilities......           120,601                  5,601
                                -----------            -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........       $72,692,050            $24,332,910
                                ===========            ===========
  Units Owned by
   Participants..........        23,944,317              9,727,744
  Unit Values............       $  3.035879            $  2.501393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL     HARTFORD GLOBAL    HARTFORD GROWTH AND  HARTFORD INDEX
                           ADVISER HLS FUND  LEADERS HLS FUND  TECHNOLOGY HLS FUND    INCOME HLS FUND       HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -------------------  -------------------  --------------
ASSETS
  Investments
    Number of Shares.....       257,672           141,370             216,038            1,134,768          8,997,746
                              =========         =========           =========           ==========        ===========
    Cost.................     $ 294,966         $ 209,410           $ 104,820           $1,446,212        $23,496,591
                              =========         =========           =========           ==========        ===========
    Market Value.........       249,657           187,142              73,377            1,103,398         23,863,335
  Due from Hartford Life
   Insurance Company.....         6,490               196            --                      2,948            --
  Receivable from fund
   shares sold...........       --                --                       17             --                   11,625
  Other assets...........       --                --                        6                    6                 67
                              ---------         ---------           ---------           ----------        -----------
  Total Assets...........       256,147           187,338              73,400            1,106,352         23,875,027
                              ---------         ---------           ---------           ----------        -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                --                       17             --                   11,625
  Payable for fund shares
   purchased.............         6,490               196            --                      2,948            --
  Other liabilities......             2                 1            --                   --                  --
                              ---------         ---------           ---------           ----------        -----------
  Total Liabilities......         6,492               197                  17                2,948             11,625
                              ---------         ---------           ---------           ----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $ 249,655         $ 187,141           $  73,383           $1,103,404        $23,863,402
                              =========         =========           =========           ==========        ===========
  Units Owned by
   Participants..........       238,558           240,316             144,121            1,088,791          9,683,325
  Unit Values............     $1.046519         $0.778727           $0.509175           $ 1.013421        $  2.464381

                           HARTFORD INTERNATIONAL  HARTFORD MIDCAP
                           OPPORTUNITIES HLS FUND     HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
ASSETS
  Investments
    Number of Shares.....        16,578,132            5,500,725
                                ===========          ===========
    Cost.................       $22,261,179          $11,911,789
                                ===========          ===========
    Market Value.........        15,250,373           36,744,869
  Due from Hartford Life
   Insurance Company.....         --                       7,513
  Receivable from fund
   shares sold...........             4,291             --
  Other assets...........         --                    --
                                -----------          -----------
  Total Assets...........        15,254,664           11,208,990
                                -----------          -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....             4,291             --
  Payable for fund shares
   purchased.............         --                       7,513
  Other liabilities......               136                   33
                                -----------          -----------
  Total Liabilities......             4,427                7,546
                                -----------          -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........       $15,250,237          $11,201,444
                                ===========          ===========
  Units Owned by
   Participants..........         9,776,206            5,678,247
  Unit Values............       $  1.559934          $  1.972694

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           HARTFORD MONEY    HARTFORD MORTGAGE
                           MARKET HLS FUND  SECURITIES HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------
ASSETS
  Investments
    Number of Shares.....     36,744,869         3,717,567
                             ===========        ==========
    Cost.................    $36,744,869        $4,079,161
                             ===========        ==========
    Market Value.........      4,289,942         6,582,466
  Due from Hartford Life
   Insurance Company.....        127,394          --
  Receivable from fund
   shares sold...........       --                   1,388
  Other assets...........          6,244          --
                             -----------        ----------
  Total Assets...........     36,878,507         4,291,330
                             -----------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                   1,388
  Payable for fund shares
   purchased.............        127,394          --
  Other liabilities......       --                      20
                             -----------        ----------
  Total Liabilities......        127,394             1,408
                             -----------        ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $36,751,113        $4,289,922
                             ===========        ==========
  Units Owned by
   Participants..........     24,181,052         2,381,978
  Unit Values............    $  1.519831        $ 1.800991

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                              PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                            HARTFORD SMALL   HARTFORD STOCK  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET    GLOBAL GROWTH
                           COMPANY HLS FUND     HLS FUND     GROWTH FUND   INCOME FUND  ALLOCATION FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ------------  -----------  ---------------  -------------
ASSETS
  Investments
    Number of Shares.....      5,604,197       11,124,813        46,896       666,999         775,979       2,021,083
                              ==========      ===========     =========    ==========     ===========     ===========
    Cost.................     $8,972,412      $54,687,564     $ 466,366    $5,964,907     $12,696,842     $32,577,579
                              ==========      ===========     =========    ==========     ===========     ===========
    Market Value.........     43,935,046          253,709     5,449,386     9,715,260      16,330,351
  Due from Hartford Life
   Insurance Company.....         28,638          --             --            --            --               --
  Receivable from fund
   shares sold...........       --                 28,966           188         3,485           5,343          41,548
  Other assets...........             22                7        --                 2        --                 3,972
                              ----------      -----------     ---------    ----------     -----------     -----------
  Total Assets...........      6,611,126       43,964,019       253,897     5,452,873       9,720,603      16,375,871
                              ----------      -----------     ---------    ----------     -----------     -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                 28,966           188         3,485           5,343          41,548
  Payable for fund shares
   purchased.............         28,638          --             --            --            --               --
  Other liabilities......       --                --                847        --               1,370         --
                              ----------      -----------     ---------    ----------     -----------     -----------
  Total Liabilities......         28,638           28,966         1,035         3,485           6,713          41,548
                              ----------      -----------     ---------    ----------     -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $6,582,488      $43,935,053     $ 252,862    $5,449,388     $ 9,713,890     $16,334,323
                              ==========      ===========     =========    ==========     ===========     ===========
  Units Owned by
   Participants..........      5,657,965       17,170,950        25,638       397,457         502,829         978,028
  Unit Values............     $ 1.163402      $  2.558685     $9.862691    $13.710622     $ 19.318485     $ 16.701282

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                               PUTNAM VT        PUTNAM VT
                           GROWTH AND INCOME   HIGH YIELD
                                 FUND             FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
ASSETS
  Investments
    Number of Shares.....       2,044,547        1,042,859
                              ===========      ===========
    Cost.................     $50,128,458      $11,979,351
                              ===========      ===========
    Market Value.........      42,955,931        7,206,156
  Due from Hartford Life
   Insurance Company.....        --                  1,343
  Receivable from fund
   shares sold...........         259,597          --
  Other assets...........              97          --
                              -----------      -----------
  Total Assets...........      43,215,625        7,207,499
                              -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         259,597          --
  Payable for fund shares
   purchased.............        --                  1,343
  Other liabilities......        --                     39
                              -----------      -----------
  Total Liabilities......         259,597            1,382
                              -----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $42,956,028      $ 7,206,117
                              ===========      ===========
  Units Owned by
   Participants..........       1,795,011          472,451
  Unit Values............     $ 23.930786      $ 15.252614

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            PUTNAM VT        PUTNAM VT           PUTNAM VT         PUTNAM VT        PUTNAM VT        PUTNAM VT
                             INCOME     INTERNATIONAL GROWTH   INTERNATIONAL   INTERNATIONAL NEW   MONEY MARKET  NEW OPPORTUNITIES
                              FUND        AND INCOME FUND       GROWTH FUND    OPPORTUNITIES FUND      FUND            FUND
                           SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------------  ---------------  ------------------  ------------  -----------------
ASSETS
  Investments
    Number of Shares.....     612,354            66,236             624,351            90,841        3,074,769        1,504,113
                           ==========        ==========         ===========        ==========       ==========      ===========
    Cost.................  $8,003,436        $  795,353         $10,378,158        $1,827,829       $3,074,769      $32,036,976
                           ==========        ==========         ===========        ==========       ==========      ===========
    Market Value.........   7,568,693           657,060           7,411,044           872,071        3,074,769       19,779,084
  Due from Hartford Life
   Insurance Company.....      --             --                        348          --                --              --
  Receivable from fund
   shares sold...........       7,080               810            --                     479               52           57,180
  Other assets...........         238                 1                  47          --                    646         --
                           ----------        ----------         -----------        ----------       ----------      -----------
  Total Assets...........   7,576,011           657,871           7,411,439           872,550        3,075,467       19,836,264
                           ----------        ----------         -----------        ----------       ----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       7,080               810            --                     479               43           57,495
  Payable for fund shares
   purchased.............      --             --                        348          --                --              --
  Other liabilities......      --             --                   --                       1          --                   762
                           ----------        ----------         -----------        ----------       ----------      -----------
  Total Liabilities......       7,080               810                 348               480               43           58,257
                           ----------        ----------         -----------        ----------       ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $7,568,931        $  657,061         $ 7,411,091        $  872,070       $3,075,424      $19,778,007
                           ==========        ==========         ===========        ==========       ==========      ===========
  Units Owned by
   Participants..........     438,632            65,629             680,261           101,550        2,037,187        1,258,052
  Unit Values............  $17.255760        $10.011733         $ 10.894477        $ 8.587589       $ 1.509643      $ 15.721132

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
ASSETS
  Investments
    Number of Shares.....     364,653         256,579
                           ==========      ==========
    Cost.................  $4,793,708      $3,537,611
                           ==========      ==========
    Market Value.........   4,415,945       2,724,873
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........         228           1,102
  Other assets...........          36              54
                           ----------      ----------
  Total Assets...........   4,416,209       2,726,029
                           ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         228           1,102
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                           ----------      ----------
  Total Liabilities......         228           1,102
                           ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $4,415,981      $2,724,927
                           ==========      ==========
  Units Owned by
   Participants..........     350,637         163,726
  Unit Values............  $12.594165      $16.643200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            PUTNAM VT    PUTNAM VT                         PUTNAM VT      PUTNAM VT       PUTNAM VT
                              VISTA       VOYAGER    THE GEORGE PUTNAM  HEALTH SCIENCES   INVESTORS    OTC & EMERGING
                              FUND         FUND       FUND OF BOSTON         FUND           FUND         GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  -----------------  ---------------  -----------  -----------------
ASSETS
  Investments
    Number of Shares.....      97,913     2,031,598         85,406           122,320        160,415         163,870
                           ==========   ===========     ==========        ==========     ==========      ==========
    Cost.................  $1,894,371   $72,298,952     $  899,843        $1,495,918     $1,988,746      $3,585,629
                           ==========   ===========     ==========        ==========     ==========      ==========
    Market Value.........     900,803    48,311,398        861,743         1,223,196      1,259,258         778,381
  Due from Hartford Life
   Insurance Company.....      --           --            --                   4,354             80        --
  Receivable from fund
   shares sold...........         233        93,016          2,772           --              --               2,409
  Other assets...........         256       --            --                 --                  23        --
                           ----------   -----------     ----------        ----------     ----------      ----------
  Total Assets...........     901,292    48,404,414        864,515         1,227,550      1,259,361         780,790
                           ----------   -----------     ----------        ----------     ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         653        93,016          2,772           --              --               3,063
  Payable for fund shares
   purchased.............      --           --            --                   4,354             80        --
  Other liabilities......      --             4,775       --                      95         --                 103
                           ----------   -----------     ----------        ----------     ----------      ----------
  Total Liabilities......         653        97,791          2,772             4,449             80           3,166
                           ----------   -----------     ----------        ----------     ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $  900,639   $48,306,623     $  861,743        $1,223,101     $1,259,281      $  777,624
                           ==========   ===========     ==========        ==========     ==========      ==========
  Units Owned by
   Participants..........     107,451     1,952,761         76,567           118,772        166,340         151,508
  Unit Values............  $ 8.381824   $ 24.737597     $11.254764        $10.297886     $ 7.570541      $ 5.132543

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN GLOBAL  AMERICAN GLOBAL
                             GROWTH FUND    SMALL CAP FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  12,721        $  4,805
                              ---------        --------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --
                              ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,287             636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (134,316)        (34,557)
                              ---------        --------
    Net gain (loss) on
     investments.........      (133,029)        (33,921)
                              ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(120,308)       $(29,116)
                              =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN GROWTH AND  AMERICAN GROWTH  FIDELITY VIP EQUITY  FIDELITY VIP ASSET     FIDELITY VIP
                               INCOME FUND           FUND         INCOME PORTFOLIO    MANAGER PORTFOLIO   OVERSEAS PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------  ---------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $--                $ --              $   275,586          $ 104,083           $  28,980
                                ---------          ---------         -----------          ---------           ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --                  375,103           --                  --
                                ---------          ---------         -----------          ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (683)              (975)            (10,039)              (882)            (14,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (486,530)          (740,372)         (1,748,701)          (342,847)           (117,614)
                                ---------          ---------         -----------          ---------           ---------
    Net gain (loss) on
     investments.........        (487,213)          (741,347)         (1,758,740)          (343,729)           (132,168)
                                ---------          ---------         -----------          ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(487,213)         $(741,347)        $(1,108,051)         $(239,646)          $(103,188)
                                =========          =========         ===========          =========           =========

                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   621,462       $ 816,858
                              -----------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --               238,664
                              -----------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (69,729)          1,539
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,154,531)       (583,365)
                              -----------       ---------
    Net gain (loss) on
     investments.........      (4,224,260)       (581,826)
                              -----------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,602,798)      $ 473,696
                              ===========       =========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                             HARTFORD CAPITAL     HARTFORD DIVIDEND AND
                           APPRECIATION HLS FUND     GROWTH HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............      $     55,428            $    14,414
                               ------------            -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                     1,184,792
                               ------------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (23,871)                48,842
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (12,949,959)            (2,197,052)
                               ------------            -----------
    Net gain (loss) on
     investments.........       (12,973,830)            (2,148,210)
                               ------------            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(12,918,402)           $  (949,004)
                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL     HARTFORD GLOBAL    HARTFORD GROWTH AND  HARTFORD INDEX
                           ADVISER HLS FUND  LEADERS HLS FUND  TECHNOLOGY HLS FUND    INCOME HLS FUND       HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   116           $    105           $--                  $   4,373        $    15,608
                               -------           --------           ---------            ---------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................          157            --                 --                   --                  889,231
                               -------           --------           ---------            ---------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            3               (481)           (192,526)               1,745            (32,596)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (8,402)           (15,977)            (30,750)            (209,663)        (4,550,948)
                               -------           --------           ---------            ---------        -----------
    Net gain (loss) on
     investments.........       (8,399)           (16,458)           (223,276)            (207,918)        (4,583,544)
                               -------           --------           ---------            ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(8,126)          $(16,353)          $(223,276)           $(203,545)       $(3,678,705)
                               =======           ========           =========            =========        ===========

                           HARTFORD INTERNATIONAL  HARTFORD MIDCAP
                           OPPORTUNITIES HLS FUND     HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............        $ 142,458            $  12,966
                                 ---------            ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                     --
                                 ---------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (56,046)              (6,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (472,873)            (354,770)
                                 ---------            ---------
    Net gain (loss) on
     investments.........         (528,919)            (361,701)
                                 ---------            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(386,461)           $(348,735)
                                 =========            =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD MONEY    HARTFORD MORTGAGE
                           MARKET HLS FUND  SECURITIES HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $266,509           $162,882
                              --------           --------
CAPITAL GAINS INCOME
 (LOSS)..................        2,180           --
                              --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                   3,378
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 (14,372)
                              --------           --------
    Net gain (loss) on
     investments.........      --                 (10,994)
                              --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $268,689           $151,888
                              ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                              PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                            HARTFORD SMALL   HARTFORD STOCK  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET    GLOBAL GROWTH
                           COMPANY HLS FUND     HLS FUND     GROWTH FUND   INCOME FUND  ALLOCATION FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ------------  -----------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ --            $    23,077      $  1,950     $ 140,983      $ 200,287      $    51,929
                              ---------       -----------      --------     ---------      ---------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --             --            --            --               --
                              ---------       -----------      --------     ---------      ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        61,760          (227,681)      (16,042)        1,190         (4,022)        (178,587)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (969,561)       (8,559,851)        7,170      (184,496)      (673,813)      (2,462,104)
                              ---------       -----------      --------     ---------      ---------      -----------
    Net gain (loss) on
     investments.........      (907,801)       (8,787,532)       (8,872)     (183,306)      (677,835)      (2,640,691)
                              ---------       -----------      --------     ---------      ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(907,801)      $(8,764,455)     $ (6,922)    $ (42,323)     $(477,548)     $(2,588,762)
                              =========       ===========      ========     =========      =========      ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                               PUTNAM VT        PUTNAM VT
                           GROWTH AND INCOME   HIGH YIELD
                                 FUND             FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 1,025,553      $   926,413
                              -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --
                              -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (79,662)            (194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,214,353)      (1,128,157)
                              -----------      -----------
    Net gain (loss) on
     investments.........      (5,294,015)      (1,128,351)
                              -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(4,268,462)     $  (201,938)
                              ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            PUTNAM VT        PUTNAM VT          PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                             INCOME     INTERNATIONAL GROWTH  INTERNATIONAL  INTERNATIONAL NEW   MONEY MARKET  NEW OPPORTUNITIES
                              FUND        AND INCOME FUND      GROWTH FUND   OPPORTUNITIES FUND      FUND            FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------------  -------------  ------------------  ------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $ 423,373         $ 3,703           $  80,956         $  7,383         $23,308        $  --
                            ---------         -------           ---------         --------         -------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --                   --              --                --               --
                            ---------         -------           ---------         --------         -------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (117,113)         (1,961)             16,072          (33,696)         --               (255,611)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (70,841)          9,334            (336,035)          15,190          --             (5,236,550)
                            ---------         -------           ---------         --------         -------        -----------
    Net gain (loss) on
     investments.........    (187,954)          7,373            (319,963)         (18,506)         --             (5,492,161)
                            ---------         -------           ---------         --------         -------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 235,419         $11,076           $(239,007)        $(11,123)        $23,308        $(5,492,161)
                            =========         =======           =========         ========         =======        ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ 180,094      $  99,692
                            ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --
                            ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (13,415)       (55,176)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (543,312)      (558,809)
                            ---------      ---------
    Net gain (loss) on
     investments.........    (556,727)      (613,985)
                            ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(376,633)     $(514,293)
                            =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            PUTNAM VT    PUTNAM VT                          PUTNAM VT      PUTNAM VT       PUTNAM VT
                              VISTA       VOYAGER     THE GEORGE PUTNAM  HEALTH SCIENCES   INVESTORS    OTC & EMERGING
                              FUND          FUND       FUND OF BOSTON         FUND           FUND         GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------------  ---------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............   $  --       $    444,335      $ 20,323          $     849      $   5,203       $--
                            ---------   ------------      --------          ---------      ---------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --            --                 --              --            --
                            ---------   ------------      --------          ---------      ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (10,646)      (477,381)           53             (4,492)        (1,790)        (14,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (217,215)    (9,838,951)      (53,963)          (211,263)      (229,791)       (222,799)
                            ---------   ------------      --------          ---------      ---------       ---------
    Net gain (loss) on
     investments.........    (227,861)   (10,316,332)      (53,910)          (215,755)      (231,581)       (237,331)
                            ---------   ------------      --------          ---------      ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(227,861)  $ (9,871,997)     $(33,587)         $(214,906)     $(226,378)      $(237,331)
                            =========   ============      ========          =========      =========       =========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN GLOBAL  AMERICAN GLOBAL
                             GROWTH FUND    SMALL CAP FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $   12,721        $  4,805
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........         1,287             636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (134,316)        (34,557)
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (120,308)        (29,116)
                             ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        38,173          18,405
  Net transfers..........       283,394         165,738
  Surrenders for benefit
   payments and fees.....           322          (4,718)
  Net loan activity......         1,722          (8,344)
  Cost of insurance......       (27,942)        (15,796)
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       295,669         155,285
                             ----------        --------
  Net increase (decrease)
   in net assets.........       175,361         126,169
NET ASSETS:
  Beginning of period....     1,278,746         584,888
                             ----------        --------
  End of period..........    $1,454,107        $711,057
                             ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN GROWTH AND  AMERICAN GROWTH  FIDELITY VIP EQUITY  FIDELITY VIP ASSET     FIDELITY VIP
                               INCOME FUND           FUND         INCOME PORTFOLIO    MANAGER PORTFOLIO   OVERSEAS PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------  ---------------  -------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................      $ --               $  --              $   275,586          $  104,083          $   28,980
  Capital gains income...        --                  --                  375,103            --                  --
  Net realized gain
   (loss) on security
   transactions..........            (683)              (975)            (10,039)               (882)            (14,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (486,530)          (740,372)         (1,748,701)           (342,847)           (117,614)
                               ----------         ----------         -----------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (487,213)          (741,347)         (1,108,051)           (239,646)           (103,188)
                               ----------         ----------         -----------          ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............         226,475            209,409             994,150             174,315             313,947
  Net transfers..........       3,216,855          3,108,616             583,105             110,442              39,900
  Surrenders for benefit
   payments and fees.....        (194,131)           (40,170)           (406,867)           (142,290)           (115,942)
  Net loan activity......        (230,417)           (31,310)           (275,588)            (20,983)            (79,008)
  Cost of insurance......        (132,497)          (105,566)           (550,148)            (93,103)           (148,996)
                               ----------         ----------         -----------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,886,285          3,140,979             344,652              28,381               9,901
                               ----------         ----------         -----------          ----------          ----------
  Net increase (decrease)
   in net assets.........       2,399,072          2,399,632            (763,399)           (211,265)            (93,287)
NET ASSETS:
  Beginning of period....       3,425,542          2,081,089          17,354,435           2,846,892           4,100,247
                               ----------         ----------         -----------          ----------          ----------
  End of period..........      $5,824,614         $4,480,721         $16,591,036          $2,635,627          $4,006,960
                               ==========         ==========         ===========          ==========          ==========

                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment
   income................     $   621,462      $   816,858
  Capital gains income...        --                238,664
  Net realized gain
   (loss) on security
   transactions..........         (69,729)           1,539
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,154,531)        (583,365)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,602,798)         473,696
                              -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       2,345,918          695,230
  Net transfers..........      (1,216,728)       3,844,336
  Surrenders for benefit
   payments and fees.....      (1,197,645)        (285,148)
  Net loan activity......        (339,590)        (149,197)
  Cost of insurance......      (1,249,106)        (482,419)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,657,151)       3,622,802
                              -----------      -----------
  Net increase (decrease)
   in net assets.........      (5,259,949)       4,096,498
NET ASSETS:
  Beginning of period....      37,530,083       15,993,966
                              -----------      -----------
  End of period..........     $32,270,134      $20,090,464
                              ===========      ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                             HARTFORD CAPITAL     HARTFORD DIVIDEND AND
                           APPRECIATION HLS FUND     GROWTH HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------------  ---------------------
OPERATIONS:
  Net investment
   income................      $     55,428            $    14,414
  Capital gains income...         --                     1,184,792
  Net realized gain
   (loss) on security
   transactions..........           (23,871)                48,842
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (12,949,959)            (2,197,052)
                               ------------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (12,918,402)              (949,004)
                               ------------            -----------
UNIT TRANSACTIONS:
  Purchases..............         3,958,456              1,392,111
  Net transfers..........          (957,803)              (942,157)
  Surrenders for benefit
   payments and fees.....        (1,903,191)              (936,703)
  Net loan activity......          (636,216)              (206,295)
  Cost of insurance......        (2,291,124)              (816,883)
                               ------------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,829,878)            (1,509,927)
                               ------------            -----------
  Net increase (decrease)
   in net assets.........       (14,748,280)            (2,458,931)
NET ASSETS:
  Beginning of period....        87,440,331             26,791,841
                               ------------            -----------
  End of period..........      $ 72,692,051            $24,332,910
                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL     HARTFORD GLOBAL    HARTFORD GROWTH AND  HARTFORD INDEX
                           ADVISER HLS FUND  LEADERS HLS FUND  TECHNOLOGY HLS FUND    INCOME HLS FUND       HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................      $    116          $    105           $--                 $    4,373        $    15,608
  Capital gains income...           157           --                 --                   --                  889,231
  Net realized gain
   (loss) on security
   transactions..........             3              (481)           (192,526)               1,745            (32,596)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (8,402)          (15,977)            (30,750)            (209,663)        (4,550,948)
                               --------          --------           ---------           ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (8,126)          (16,353)           (223,276)            (203,545)        (3,678,705)
                               --------          --------           ---------           ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        33,410            17,561              18,950               84,788          1,348,436
  Net transfers..........        85,904            29,161             238,557              202,358            666,772
  Surrenders for benefit
   payments and fees.....        (1,888)           (1,688)                806              (17,822)        (1,004,496)
  Net loan activity......       --                   (569)             (2,625)               4,981           (190,223)
  Cost of insurance......       (11,209)          (10,255)            (12,604)             (62,536)          (828,929)
                               --------          --------           ---------           ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       106,217            34,210             243,084              211,769             (8,440)
                               --------          --------           ---------           ----------        -----------
  Net increase (decrease)
   in net assets.........        98,091            17,857              19,808                8,224         (3,687,145)
NET ASSETS:
  Beginning of period....       151,566           169,284              53,573            1,095,181         27,550,545
                               --------          --------           ---------           ----------        -----------
  End of period..........      $249,657          $187,141           $  73,381           $1,103,405        $23,863,400
                               ========          ========           =========           ==========        ===========

                           HARTFORD INTERNATIONAL  HARTFORD MIDCAP
                           OPPORTUNITIES HLS FUND     HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $   142,458          $    12,966
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........           (56,046)              (6,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (472,873)            (354,770)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (386,461)            (348,735)
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............         1,094,612              683,518
  Net transfers..........        (2,275,863)           2,563,623
  Surrenders for benefit
   payments and fees.....          (516,630)            (180,033)
  Net loan activity......          (210,612)             (26,324)
  Cost of insurance......          (462,342)            (304,255)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,370,835)           2,736,529
                                -----------          -----------
  Net increase (decrease)
   in net assets.........        (2,757,296)           2,387,794
NET ASSETS:
  Beginning of period....        18,007,533            8,813,650
                                -----------          -----------
  End of period..........       $15,250,237          $11,201,444
                                ===========          ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD MONEY    HARTFORD MORTGAGE
                           MARKET HLS FUND  SECURITIES HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------
OPERATIONS:
  Net investment
   income................    $   266,509        $  162,882
  Capital gains income...          2,180          --
  Net realized gain
   (loss) on security
   transactions..........       --                   3,378
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 (14,372)
                             -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        268,689           151,888
                             -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     12,173,933           105,085
  Net transfers..........     (3,809,835)          645,854
  Surrenders for benefit
   payments and fees.....     (2,032,587)         (207,708)
  Net loan activity......        174,970            (9,148)
  Cost of insurance......     (1,289,709)          (95,470)
                             -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,216,772           438,613
                             -----------        ----------
  Net increase (decrease)
   in net assets.........      5,485,461           590,501
NET ASSETS:
  Beginning of period....     31,265,652         3,699,422
                             -----------        ----------
  End of period..........    $36,751,113        $4,289,923
                             ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                              PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                            HARTFORD SMALL   HARTFORD STOCK  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET    GLOBAL GROWTH
                           COMPANY HLS FUND     HLS FUND     GROWTH FUND   INCOME FUND  ALLOCATION FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................    $  --            $    23,077      $  1,950    $  140,983     $   200,287     $    51,929
  Capital gains income...       --                --             --            --            --               --
  Net realized gain
   (loss) on security
   transactions..........         61,760         (227,681)      (16,042)        1,190          (4,022)       (178,587)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (969,561)      (8,559,851)        7,170      (184,496)       (673,813)     (2,462,104)
                             -----------      -----------      --------    ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (907,801)      (8,764,455)       (6,922)      (42,323)       (477,548)     (2,588,762)
                             -----------      -----------      --------    ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        618,771        2,839,018        22,176       237,662         400,528       1,067,627
  Net transfers..........       (905,162)      (1,137,760)       75,078     3,764,086        (715,653)     (1,445,909)
  Surrenders for benefit
   payments and fees.....       (207,325)        (965,408)      (45,797)      (78,548)       (225,841)       (494,031)
  Net loan activity......        (63,451)        (160,560)       (4,015)        6,803          82,741          46,127
  Cost of insurance......       (204,412)      (1,614,064)       (9,025)      (95,892)       (241,182)       (544,062)
                             -----------      -----------      --------    ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (761,579)      (1,038,774)       38,417     3,834,111        (699,407)     (1,370,248)
                             -----------      -----------      --------    ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     (1,669,380)      (9,803,229)       31,495     3,791,788      (1,176,955)     (3,959,010)
NET ASSETS:
  Beginning of period....      8,251,868       53,738,281       221,368     1,657,600      10,890,843      20,293,332
                             -----------      -----------      --------    ----------     -----------     -----------
  End of period..........    $ 6,582,488      $43,935,052      $252,863    $5,449,388     $ 9,713,888     $16,334,322
                             ===========      ===========      ========    ==========     ===========     ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                               PUTNAM VT        PUTNAM VT
                           GROWTH AND INCOME   HIGH YIELD
                                 FUND             FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment
   income................     $ 1,025,553      $   926,413
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........         (79,662)            (194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,214,353)      (1,128,157)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (4,268,462)        (201,938)
                              -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       2,561,027          455,221
  Net transfers..........      (2,942,946)        (206,387)
  Surrenders for benefit
   payments and fees.....      (1,734,831)        (152,285)
  Net loan activity......        (373,995)         (76,347)
  Cost of insurance......      (1,462,135)        (266,683)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,952,880)        (246,481)
                              -----------      -----------
  Net increase (decrease)
   in net assets.........      (8,221,342)        (448,419)
NET ASSETS:
  Beginning of period....      51,177,370        7,654,535
                              -----------      -----------
  End of period..........     $42,956,028      $ 7,206,116
                              ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             PUTNAM VT         PUTNAM VT          PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                              INCOME      INTERNATIONAL GROWTH  INTERNATIONAL  INTERNATIONAL NEW   MONEY MARKET  NEW OPPORTUNITIES
                               FUND         AND INCOME FUND      GROWTH FUND   OPPORTUNITIES FUND      FUND            FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  --------------------  -------------  ------------------  ------------  -----------------
OPERATIONS:
  Net investment
   income................   $   423,373         $  3,703          $   80,956        $  7,383        $   23,308      $  --
  Capital gains income...       --              --                   --             --                 --              --
  Net realized gain
   (loss) on security
   transactions..........      (117,113)          (1,961)             16,072         (33,696)          --              (255,611)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (70,841)           9,334            (336,035)         15,190           --            (5,236,550)
                            -----------         --------          ----------        --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       235,419           11,076            (239,007)        (11,123)           23,308       (5,492,161)
                            -----------         --------          ----------        --------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       334,331           50,486             612,985          92,949           156,288        1,760,264
  Net transfers..........      (860,437)          83,028            (755,616)        (90,279)           39,370       (1,408,039)
  Surrenders for benefit
   payments and fees.....      (384,360)         (13,980)           (255,526)        (15,227)         (264,833)        (747,125)
  Net loan activity......       (75,530)            (548)            (81,121)        (13,148)           50,285         (211,365)
  Cost of insurance......      (210,514)         (23,921)           (217,460)        (38,492)          (96,651)        (752,619)
                            -----------         --------          ----------        --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,196,510)          95,065            (696,738)        (64,197)         (115,541)      (1,358,884)
                            -----------         --------          ----------        --------        ----------      -----------
  Net increase (decrease)
   in net assets.........      (961,091)         106,141            (935,745)        (75,320)          (92,233)      (6,851,045)
NET ASSETS:
  Beginning of period....     8,530,022          550,919           8,346,836         947,389         3,167,658       26,629,050
                            -----------         --------          ----------        --------        ----------      -----------
  End of period..........   $ 7,568,931         $657,060          $7,411,091        $872,069        $3,075,425      $19,778,005
                            ===========         ========          ==========        ========        ==========      ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
OPERATIONS:
  Net investment
   income................  $  180,094      $   99,692
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (13,415)        (55,176)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (543,312)       (558,809)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (376,633)       (514,293)
                           ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     223,011         157,992
  Net transfers..........   1,729,330        (227,407)
  Surrenders for benefit
   payments and fees.....    (110,449)        (35,897)
  Net loan activity......      (9,260)        (59,030)
  Cost of insurance......    (110,114)        (95,961)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,722,518        (260,303)
                           ----------      ----------
  Net increase (decrease)
   in net assets.........   1,345,885        (774,596)
NET ASSETS:
  Beginning of period....   3,070,096       3,499,523
                           ----------      ----------
  End of period..........  $4,415,981      $2,724,927
                           ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            PUTNAM VT    PUTNAM VT                          PUTNAM VT      PUTNAM VT       PUTNAM VT
                              VISTA       VOYAGER     THE GEORGE PUTNAM  HEALTH SCIENCES   INVESTORS    OTC & EMERGING
                              FUND          FUND       FUND OF BOSTON         FUND           FUND         GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------------  ---------------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $   --       $    444,335      $ 20,323         $      849     $    5,203      $ --
  Capital gains income...      --            --            --                 --              --            --
  Net realized gain
   (loss) on security
   transactions..........     (10,646)      (477,381)           53             (4,492)        (1,790)        (14,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (217,215)    (9,838,951)      (53,963)          (211,263)      (229,791)       (222,799)
                           ----------   ------------      --------         ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (227,861)    (9,871,997)      (33,587)          (214,906)      (226,378)       (237,331)
                           ----------   ------------      --------         ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     127,247      2,876,779        46,974            171,693        170,600         134,585
  Net transfers..........    (187,744)    (4,272,637)      152,405             30,057        (26,236)       (526,035)
  Surrenders for benefit
   payments and fees.....     (14,637)    (1,363,599)       (2,630)           (23,544)       (59,347)        (38,756)
  Net loan activity......      (2,780)      (375,483)       (5,884)           (16,144)       (18,427)         (9,017)
  Cost of insurance......     (45,104)    (1,643,881)      (43,168)           (60,128)       (59,608)        (49,803)
                           ----------   ------------      --------         ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (123,018)    (4,778,821)      147,697            101,934          6,982        (489,026)
                           ----------   ------------      --------         ----------     ----------      ----------
  Net increase (decrease)
   in net assets.........    (350,879)   (14,650,818)      114,110           (112,972)      (219,396)       (726,357)
NET ASSETS:
  Beginning of period....   1,251,519     62,957,441       747,634          1,336,073      1,478,679       1,503,981
                           ----------   ------------      --------         ----------     ----------      ----------
  End of period..........  $  900,640   $ 48,306,623      $861,744         $1,223,101     $1,259,283      $  777,624
                           ==========   ============      ========         ==========     ==========      ==========

_____________________________________ SA-31 ____________________________________

                        HARTFORD LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $15,578,034   $12,607,357
   Preferred stocks                                           553           500
   Common stocks                                          650,143       992,502
   Mortgage loans                                          85,114        70,167
   Policy loans                                         1,248,619     1,379,844
   Cash and short -- term investments                     429,308       506,691
   Other invested assets                                  742,116       759,525
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS    18,733,887    16,316,586
 ------------------------------------------------------------------------------
   Investment income due and accrued                      257,697       218,884
   Reinsurance Ceded                                      154,246       109,010
   Federal income taxes recoverable                        28,209       126,916
   Deferred tax asset                                      72,643        41,472
   Receivable from affiliates                               7,597        66,799
   Other assets                                           127,572        33,002
   Separate account assets                             67,246,260    66,511,639
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $14,522,419   $14,265,585
   Liability for deposit type contracts                 2,132,967        32,560
   Policy and contract claim liabilities                  129,271       136,108
   Asset valuation reserve                                134,940       262,346
   Remittances and items not allocated                    383,988       345,021
   Accrued expense allowances and other amounts
   Due from separate accounts                          (1,121,525)   (1,309,151)
   Provision for experience rating refunds                168,089       132,221
   Payable for securities                                 260,927       175,769
   General expenses due or accrued                         35,880        43,597
   Taxes, licenses and fee due or accrued                  57,619        54,648
   Other liabilities                                      480,986       389,404
   Separate account liabilities                        67,233,110    66,511,639
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    84,418,671    81,039,747
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                             5,690         5,690
   Gross paid-in and contributed surplus                1,525,516     1,525,516
   Unassigned funds                                       678,234       853,355
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     2,209,440     2,384,561
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $4,687,029   $4,403,586
   Annuity and other fund deposits                             0            0
   Net investment income                                 550,253      512,021
   Commissions and expense allowances on
    reinsurance ceded                                     34,059       19,619
   Reserve adjustment on reinsurance ceded               (77,477)     (32,399)
   Fee income                                            464,633      486,073
   Other revenues                                         26,620        9,386
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,685,117    5,398,286
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Annuity benefits                                      279,297      270,640
   Death, disabillity and other benefits                  11,583       10,088
   Surrenders and other fund withdrawals               3,638,893    3,679,209
   Commissions                                           188,313      195,057
   Increase in aggregate reserves for future
    benefits                                             540,298    1,228,049
   (Decrease) increase in liability for premium and
    other deposit funds                                        0            0
   Net transfers to (from) separate accounts             746,233     (287,553)
   General insurance expenses                            177,421      172,445
   Other expenses                                        124,590       50,155
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,706,628    5,318,090
 ----------------------------------------------------------------------------
   Net (loss) gain from operations before federal
    income tax expense (benefit)                         (21,511)      80,196
   Federal income tax benefit                            (27,812)     (14,502)
   Net gain from operations                                6,301       94,698
   Net realized capital losses, after tax               (103,088)     (11,180)
 ----------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (96,787)  $   83,518
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 COMMON STOCK
 ----------------------------------------------------------------------------
   Beginning and end of year                          $    5,690   $    5,690
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Balance, beginning of year                          1,525,516      764,676
   Capital contribition                                       --      760,840
 ----------------------------------------------------------------------------
   Balance, end of year                                1,525,516    1,525,516
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                            880,824    1,202,043
   Net Income                                            (96,787)      83,518
   Change in net unrealized capital (losses) gains
    on common stocks, preferred stocks and other
    invested assets                                     (178,483)    (437,551)
   Change in net deferred income tax                      58,031      (24,442)
   Change in asset valuation reserve                      53,187      (39,807)
   Change in non-admitted assets                         (37,598)      38,585
   Cumulative effect of changes in accounting
    principles                                                --       31,010
   Other                                                    (941)          --
 ----------------------------------------------------------------------------
   Balance, end of year                                  678,233      853,356
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 ----------------------------------------------------------------------------
   End of year                                        $2,209,439   $2,384,562
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                        FOR THE PERIOD ENDED
                                                              JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $ 5,171,990   $ 4,406,734
   Net investment income                                  550,132       506,846
   Fee income                                             464,633       487,751
   Commissions and expense allowances on
    reinsurance ceded                                     (43,418)      (14,129)
   Other income                                            27,514        16,190
 ------------------------------------------------------------------------------
                                       TOTAL INCOME     6,170,851     5,403,392
 ------------------------------------------------------------------------------
   Benefits paid                                        3,991,571     3,851,628
   Federal income tax (benefits) payments                 (11,686)       62,235
   Net transfers to separate accounts                     728,792       (14,645)
   General insurance expenses                             184,576       184,807
   Other expenses                                         229,281       372,430
 ------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES     5,122,534     4,456,455
 ------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,048,317       946,937
 ------------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                2,418,523     2,138,580
   Common stocks                                               --         1,000
   Mortgage loans                                          55,386        95,995
   Other                                                  463,287        (2,250)
 ------------------------------------------------------------------------------
                                INVESTMENT PROCEEDS     2,937,196     2,233,325
 ------------------------------------------------------------------------------
   COST OF INVESTMENTS ACQUIRED
   Bonds                                                3,812,309     3,185,068
   Common stocks                                            2,502       762,293
   Mortgage loans                                          64,366            --
   Real estate                                                 --            --
   Other                                                  134,975        35,122
 ------------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED     4,014,152     3,982,483
 ------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING ACTIVITIES   $(1,076,956)  $(1,749,158)
 ------------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
   Capital contribution                                         0       760,840
   Net other cash used                                    (40,250)      (57,729)
 ------------------------------------------------------------------------------
          NET CASH (USED FOR) PROVIDED BY FINANCING
                       AND MISCELLANEOUS ACTIVITIES       (40,250)      703,111
 ------------------------------------------------------------------------------
   Net decrease in cash and short-term investments        (68,889)      (99,110)
   Cash and Short-Term Investments, Beginning of
    Year                                                  498,197       605,801
 ------------------------------------------------------------------------------
   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $   429,308   $   506,691
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                     PART II

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy. (3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

     (g)  Contracts of Reinsurance. (6)

     (h)  Form of Participation Agreement.(6)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(7)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 333-94617 filed on April 10, 2002.

     (m)  Not Applicable.

     (n)  Not Applicable.(8)

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(9)

Item 28.  Officers and Directors.

NAME                         POSITION WITH HARTFORD
David A. Carlson             Vice President
Michael B. Cefole            Vice President
Patrice Kelly-Ellis          Senior Vice President
Bruce W. Ferris              Vice President
Timothy M. Fitch             Senior Vice President and Actuary
Mary Jane B. Fortin          Senior Vice President & Chief Accounting Officer
David T. Foy                 Senior Vice President, Chief Financial Officer and
                             Treasurer, Director*
Lois W. Grady                Senior Vice President
Susan Hess                   Vice President
Ryan Johnson                 Vice President
Stephen T. Joyce             Senior Vice President
Michael D. Keeler            Vice President
Robert A. Kerzner            Executive Vice President
David N. Levenson            Senior Vice President
Joseph F. Mahoney            Vice President
Thomas M. Marra              President, Chief Executive Officer and Chairman of
                             the Board, Director*
Gary J. Miller               Vice President

--------

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

NAME                         POSITION WITH HARTFORD
Tom Nassiri                  Vice President
Marianne O'Doherty           Vice President and Assistant General Counsel
Craig R. Raymond             Senior Vice President and Chief Actuary
Christine Hayer Repasy       Senior Vice President, General Counsel and
                             Corporate Secretary, Director*
Michael J. Roscoe            Vice President
David T. Schrandt            Vice President
Martin A. Swanson            Vice President
Joe M. Thomson               Senior Vice President
John C. Walters              Executive Vice President, Director*
Eric H. Wietsma              Vice President
David M. Znamierowski        Senior Vice President and Chief Investment Officer,
                             Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;
          (b) enabled the director or an associate to receive an improper personal gain;
          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                  Account
               Hartford Life Insurance Company - ICMG Registered Variable Life
                  Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
                  Account VL I

               Hartford Life and Annuity Insurance Company - Separate
                  Account VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered
                  Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                                Positions and Offices
                   Name                           With  Underwriter
                   ----                         ---------------------
               David A. Carlson              Vice President
               Timothy M. Fitch              Senior Vice President & Actuary
               George R. Jay                 Controller
               Robert A. Kerzner             Executive Vice President, Director
               Joseph F. Mahoney             Vice President
               Thomas M. Marra               President, Chief Executive Officer and
                                                  Chairman of the Board, Director
               Christine Hayer Repasy        Senior Vice President, General Counsel and
                                                  Corporate Secretary, Director
               John C. Walters               Executive Vice President

               Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
  (Registrant)

By:   Thomas M. Marra                    *By:  /s/ Marianne O'Doherty
    ------------------------------              ---------------------
      Thomas M. Marra, President,                 Marianne O'Doherty
      Chief Executive Officer                     Attorney-In-Fact
      and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
 (Depositor)

By:   Thomas M. Marra
     -----------------------------------------------
       Thomas M. Marra, President, Chief Executive
       Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive         *By: /s/ Marianne O'Doherty
     Officer and Chairman of the Board, Director*         ---------------------
Christine Hayer Repasy, Senior Vice President,              Marianne O'Doherty
     General Counsel & Corporate Secretary,                 Attorney-in-Fact
     Director*
John C. Walters, Executive Vice President,           Date: August 30, 2002
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-94617

                                  Exhibit Index

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Copy of Power of Attorney.